INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Taxes Details Narrative
Increase in valuation allowance	$ 2,989,000	$ 1,299,000	$ 216,000
Net operating loss carry forward	$ 9,456,000
Expiration date	2034